UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON, D.C.  20549

              FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The University of Chicago
Address: 450 N. Cityfront Plaza Drive
     Suite 440
     Chicago, IL  60611

13F File Number: 28-18

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip Halpern
Title:   Vice President and Chief Investment Officer
Phone:   312.595.1000
Signature, Place, and Date of Signing:

    Philip Halpern    Chicago, Illinois     October 29, 1999


Report Type (Check only one.):
[ X ]    13F HOLDINGS REPORT.
[   ]    13F NOTICE.
[   ]   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total:      60

Form 13F Information Table Value Total:      $44,802


List of Other Included Managers:

No.      13F File Number          Name

01  801-31452      Penn Capital Management Company Inc.
02  801-38612      Shott Capital Management LLC
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                        Form 13F Information Table

                               Value    Shares    SH/ PUT/   INVSTMT  OTHER
 VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT  PRN CALL
DSCRETN  MANAGERS   SOLE  SHARED  NONE
--------------------------------------------------------------------------------
-------------------------------
D BP AMOCO PLC         ADR         055622104      309  2788    SH        SOLE

2788     0    0
D AMERICA ONLINE       COM      02364J104   1410 13550      SH      OTHER 02
    13
550 0    0
D APPLIED MICRO CIR    COM         03822W109     1140    20000   SH
OTHER 02      20000     0    0
D AT HOME CORP         COM         045919107      259  6249      SH
OTHER 02       6249     0    0
D AT&T CDA Inc Cl B    COM         00207Q202    1511    24052    SH
OTHER 02      24052     0    0
D BERKSHIRE REALTY     COM      084710102    126 10500      SH      SOLE
10500
    0    0
D BEA SYS Inc.         COM      073325102    327  9250      SH      OTHER 02

9250     0    0
D BROCADE COM SYS      COM         111621108    2059   9806    SH         OTHER
02        9806     0    0
D BROADCOM CORP CL A   COM         111320107    1363    12500    SH
OTHER 02      12500     0    0
D C-CUBE MICROSYSTEMS  COM         125015107      522 12000      SH
OTHER 02      12000     0    0
D CHECKPOINT SYSTEMS   COM         162825103       93 10000      SH      SOLE
    1
0000     0    0
D CIENA CORP           COM         171779101      730 19997    SH         OTHER
02       19997     0    0
D CLEARNET COM CL A    COM      184902104    199 11025      SH      OTHER 01
    0
0   11025
D COVAD COM GROUP      COM         222814204    2812    64513    SH
OTHER O2      64513     0    0
D DAN RIVER CL A       COM         235774106      187    28700    SH
OTHER 01      0    0   28700
D DEVRY INC DEL           COM        251893103   4062   203104   SH      SOLE

     203104   0    0
D E-TEK DYNAMICS       COM      269240107    705 13000      SH      OTHER 02
    13
000 0    0
D ESCO ELECTRONICS     COM      269030201    122 11000      SH      SOLE
11000
    0    0
D ECHOSTAR COM SER C   PFD         278762307      904  2330    SH         OTHER
01       0    0    2330
D EXIDE CORP         COM        302051107    128 13405      SH      OTHER 01
    0
0   13405
D EXODUS COM           COM         302088109    1296    17224    SH
OTHER 02         17224  0    0
D FATBRAIN COM         COM         311889109      406    27200    SH
OTHER O2         27200  0    0
D FLEXTRONICS INT'L    COM      Y2573F102    873 15000    SH        OTHER 02

     15000    0    0
D FOREST CITY ENT CLB  COM         345550305      808 32000      SH      SOLE
    3
2000     0    0
D FOREST CITY ENT CLA  COM      345550107   3348   150044   SH      SOLE
 150044  0    0
D GENZYME CORP            COM        372917104    203  4500      SH      SOLE

4500     0    0
D GENZYME CORP TISSUE  COM      372917401     21 11180      SH      SOLE
11180
    0    0
D GENZYME TRANSGENICS  COM         37246E105      135 20000      SH      SOLE
    2
0000     0    0
D GULF CANADA RESOUR   COM      40218L305   4188  1000000   SH      SOLE
1000000  0    0
D HEALTHEON CORP       COM      422209106   1859 50251      SH      OTHER 02

     50251    0    0
D HEARTPORT INC        COM         421969106       68    15000    SH
OTHER 02         15000  0    0
D HOOVER'S INC         COM         439992108     1670   154500   SH
SOLE            154500  0    0
D ILL SUPERCONDUCTOR   WTS      452284128     17 16784      SH      OTHER 02

     16784    0    0
D ILL SUPERCONDUCTOR   COM      452284102     32 46481      SH      OTHER 02
    46
481 0    0
D INKTOMI CORP            COM        457277101    707  5890      SH      OTHER
02           5890  0    0
D IBM CORP           COM        459200101    218  1800      SH      SOLE
1800     0    0
D LITTLE SWITZERLAND   COM      537528101      7 16000      SH      SOLE
16000
    0    0
D MAGANIN PHARMACUET   COM      559036108     11 10000      SH      SOLE
10000
    0    0
D MICROSOFT          COM        594918104    409  4512      SH      OTHER 02

4512     0    0
D MICROSOFT          COM        594918104    254  2800      SH      SOLE
2800     0    0
D NANOPHASE TECHNOLOG  COM      630079101    533   270885   SH      OTHER 02

    270885    0    0
D NETWORK APPLIANCE    COM      64120L104   1433 20000      SH      OTHER 02

     20000    0    0
D NEW ERA NETWORKS     COM      644312100    270 12500      SH      OTHER 02

     12500    0    0
D NOVOSTE CORP.           COM        67010C100    530 29702      SH      OTHER
02          29702  0    0
D PAIRGAIN TECHNOL     COM      695934103    128 10000      SH      OTHER 02

     10000    0    0
D PARAMETRIC TECHNOL   COM      699173100    398 29509      SH      OTHER 02
    29
509 0    0
D PEGASUS COM CLA      COM         705904100     226     5000    SH
OTHER 01             0  0    5000
D PILLOWTEX CORP       COM         721501104      119 15920    SH         OTHER
01              0  0   15920
D RADIANCE MEDICAL SY  COM      750241101    176 26000      SH      SOLE
26000
    0    0
D REDBACK NETWORKS     COM      758939102   3780 35000      SH      OTHER 02
    35
000 0    0
D RSA SEC INC          COM      749719100    341 12838      SH      OTHER 02

     12838    0    0
D SPEIZMAN INDS INC    COM      847805108    102 24000      SH      SOLE
24000
    0    0
D SPLASH TECH-HOLD     COM      848623104    151 24678    SH        OTHER 02

     24678    0    0
D TERAYON COMM            COM        880775101    516 10556      SH      OTHER
O2          10556  0    0
D THERMO FIBERGEN INC  COM      88355U109    216 19300      SH      SOLE
19300
    0    0
D THERMO FIBERGEN INC  RTS      88355U107     27 19300      SH      SOLE
19300
    0    0
D TOPPS INC          COM        890786106    105 14000      SH      SOLE
14000
    0    0
D VERSUS TECH INC.     COM      925313108      9 60000      SH      SOLE
60000
    0    0
D WAL-MART STORES      COM      931142103    228  4800      SH      SOLE
4800     0    0
D WESTERN WATER        COM      959881103     16 10000      SH      SOLE
10000
    0    0

S REPORT SUMMARY       60 DATA RECORDS        44802
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